Annual Total Returns[BarChart] - Large Cap Momentum Style Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.68%)	17.49%	35.15%	9.81%	2.95%	4.65%	23.88%	(3.84%)	29.22%	26.77%